Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
	For the Year Ended December 31,
	2011	2012	2013

Sales of marine petroleum products	$ 6,925,582	7,208,440	$ 6,282,466
Voyage revenues	22,775	22,726	25,049
Other revenues	17,108	27,794	27,214
Total Revenues	6,965,465	7,258,960	6,334,729

Cost of marine petroleum products	6,668,622	6,939,636	6,025,742
Cost of voyage revenues	19,251	15,136	16,202
Cost of other revenues	1,294	1,539	6,793
Total Cost of Revenues	$ 6,689,167	6,956,311	$ 6,048,737